PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment
	At December 31,
	2012	2013
	$	$

Buildings	169,769,630	193,651,543
Plant and machinery	886,430,211	947,100,162
Motor vehicles	3,414,460	3,459,925
Electronic equipment, furniture and fixtures	94,749,383	104,751,785
	1,154,363,684	1,248,963,415
Less: Accumulated depreciation	(294,156,922)	(413,829,203)
	860,206,762	835,134,212
Construction in progress	33,133,243	54,618,397
Property, plant and equipment, net	893,340,005	889,752,609